Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	690,500.00
Total Offset Amount	442,800.00
Net Fee	$ 247,700.00